Redeemable Convertible Preferred Stock and Shareholders' Deficit - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Aug. 13, 2013	Dec. 31, 2012
Temporary Equity [Line Items]
Redemption price of arrearage amount	$ 68,850	$ 50,549
Redeemable convertible preferred stock	79,705,130
Series A Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Dividend rate per annum		6.00%
Dividend declared		$ 0
Redemption price of arrearage amount		556
Series B Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Dividend rate per annum		6.00%
Dividend declared		$ 0
Redemption price of arrearage amount		209
Series B-1 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Dividend rate per annum		6.00%
Dividend declared		$ 0
Redemption price of arrearage amount		380
Series C Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Dividend rate per annum		6.00%
Dividend declared		$ 0
Redemption price of arrearage amount		2,162
Series C-1 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Dividend rate per annum		6.00%
Dividend declared		$ 0
Redemption price of arrearage amount		9,222
Series C-2 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Dividend rate per annum		6.00%
Dividend declared		$ 0
Redemption price of arrearage amount		9,614
Series C-3 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Dividend rate per annum		6.00%
Dividend declared		$ 0
Redemption price of arrearage amount		4,819
Series D Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Dividend rate per annum		6.00%
Dividend declared		$ 0
Redemption price of arrearage amount		9,411
Series E Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Dividend rate per annum		6.00%
Dividend declared		$ 0
Redemption price of arrearage amount		$ 14,086